Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of Revenue [Abstract]
Operational Costs	¥ 548,309	$ 79,497	¥ 520,805	¥ 388,648
Content costs	359,404	52,109	204,614	182,868
Bandwidth and IDC costs	113,150	16,405	105,343	113,858
Tax surcharges	97,379	14,119	39,240	96,958
Depreciation & amortization expenses and others	116,931	16,953	177,890	178,838
Cost of revenues	¥ 1,235,173	$ 179,083	¥ 1,047,892	¥ 961,170